UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/04
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randy D. Holt
Title:     Vice President and Secretary
Phone:     901-818-5100

Signature, Place, and Date of Signing:

Randy D. Holt          Memphis, Tennessee            08/05/04
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                              1

Form 13F Information Table Entry Total:                        90

Form 13f Information Table Value Total:                16,792,056
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Allied Waste Industries, Inc.  COM              019589308     4877   370000 SH       SOLE                   370000
Alltel Corp                    COM              020039103    28038   553900 SH       SOLE                   553900
Aon Corp                       COM              037389103   898012 31542400 SH       SOLE                 24130400           7412000
                                                            416431 14627000 SH       DEFINED 01           14627000
                                                              1110    39000 SH       OTHER                   39000
Checkpoint Systems, Inc.       COM              162825103    20351  1135000 SH       SOLE                   881100            253900
Comcast Corp Cl A              COM              20030N101   109165  3894595 SH       SOLE                  2714747           1179848
                                                             46782  1668996 SH       DEFINED 01            1668996
                                                                36     1294 SH       OTHER                    1294
Comcast Corp Special Cl A      COM              20030N200   494317 17903534 SH       SOLE                 14301034           3602500
                                                            352276 12759000 SH       DEFINED 01           12759000
                                                               732    26500 SH       OTHER                   26500
Coors - Class B                COM              217016104    81578  1127700 SH       SOLE                  1076700             51000
                                                            204360  2825000 SH       DEFINED 01            2825000
DIRECTV Group, Inc.            COM              25459L106   684275 40016057 SH       SOLE                 32440499           7575558
                                                            314317 18381099 SH       DEFINED 01           18381099
                                                              1018    59543 SH       OTHER                   59543
Deltic Timber Corp             COM              247850100     3072    80000 SH       SOLE                                      80000
                                                             57204  1489700 SH       DEFINED 01            1489700
Diageo Plc - ADR               COM              25243Q205    30080   549400 SH       SOLE                   502400             47000
FedEx Corp.                    COM              31428X106   511695  6263861 SH       SOLE                  4824261           1439600
                                                            458689  5615000 SH       DEFINED 01            5615000
                                                              1950    23866 SH       OTHER                   23866
First Horizon National Corp    COM              320517105     1091    24000 SH       SOLE                    24000
Forest City Enterprises, Inc.  COM              345550107    98315  1855000 SH       SOLE                   811700           1043300
                                                            108278  2042975 SH       DEFINED 01            2042975
General Motors                 COM              370442105   699337 15010460 SH       SOLE                 11286660           3723800
                                                            377379  8100000 SH       DEFINED 01            8100000
                                                               846    18166 SH       OTHER                   18166
Genlyte Group, Inc.            COM              372302109     9723   154624 SH       DEFINED 01             154624
Hilton Hotels Corp             COM              432848109   551143 29536044 SH       SOLE                 22973892           6562152
                                                            451280 24184353 SH       DEFINED 01           24184353
                                                              1039    55666 SH       OTHER                   55666
IHOP Corp.                     COM              449623107    19532   546200 SH       SOLE                   450200             96000
                                                            106497  2978100 SH       DEFINED 01            2978100
Jacuzzi Brands, Inc.           COM              469865109    35023  4345300 SH       SOLE                  3351000            994300
                                                             71250  8840000 SH       DEFINED 01            8840000
Knight Ridder                  COM              499040103   275767  3830100 SH       SOLE                  3010400            819700
                                                            214078  2973300 SH       DEFINED 01            2973300
                                                               778    10800 SH       OTHER                   10800
Koninklijke Philips Electronic COM              500472303   209682  7708900 SH       SOLE                  6217900           1491000
                                                            124985  4595034 SH       DEFINED 01            4595034
                                                                82     3000 SH       OTHER                    3000
Level 3 Communications         COM              52729N100   185295 52195646 SH       SOLE                 39296021          12899625
                                                            384203 108226271SH       DEFINED 01          108226271
Marriott International Class A COM              571903202   108145  2168100 SH       SOLE                  1674100            494000
                                                            110893  2223200 SH       DEFINED 01            2223200
                                                               200     4000 SH       OTHER                    4000
Millea Holdings, Inc. ADR      COM              60032R106    60590   811000 SH       SOLE                   811000
NCR Corp                       COM              62886E108   193108  3894100 SH       SOLE                  2700700           1193400
                                                            106415  2145900 SH       DEFINED 01            2145900
NTT Docomo, Inc. ADR           COM              62942M201    16752   925000 SH       SOLE                   494000            431000
Neiman Marcus Group Class B    COM              640204301    26749   515500 SH       SOLE                   515500
                                                            121033  2332500 SH       DEFINED 01            2332500
Neiman-Marcus Group            COM              640204202   103092  1852500 SH       SOLE                  1577500            275000
News Corp Ltd ADR              COM              652487703    16010   452000 SH       SOLE                   334000            118000
                                                             49057  1385000 SH       DEFINED 01            1385000
Nippon Telegraph and Telephone COM              654624105    66778  2488000 SH       SOLE                  1705000            783000
Odyssey Re Holdings Corp       COM              67612W108     6718   279900 SH       SOLE                   253400             26500
PepsiAmericas. Inc.            COM              71343P200    40175  1891500 SH       SOLE                  1671500            220000
                                                            111784  5262900 SH       DEFINED 01            5262900
Pioneer Natural Resources Co.  COM              723787107   187134  5334500 SH       SOLE                  3800900           1533600
                                                            303130  8641100 SH       DEFINED 01            8641100
                                                               631    18000 SH       OTHER                   18000
Ruddick Corp.                  COM              781258108    76198  3394100 SH       DEFINED 01            3394100
Saks, Inc.                     COM              79377W108   118515  7901000 SH       SOLE                  5408300           2492700
Shaw Communications, Inc. Clas COM              82028K200   192747 11466200 SH       SOLE                  7750900           3715300
                                                            277795 16525600 SH       DEFINED 01           16525600
Telephone & Data Systems, Inc. COM              879433100   588023  8258757 SH       SOLE                  5987957           2270800
                                                            256213  3598500 SH       DEFINED 01            3598500
                                                               641     9000 SH       OTHER                    9000
Texas Industries               COM              882491103     7958   193300 SH       SOLE                    80700            112600
                                                            118611  2881000 SH       DEFINED 01            2881000
The MONY Group, Inc.           COM              615337102     8097   258700 SH       SOLE                   258700
                                                             65404  2089600 SH       DEFINED 01            2089600
Trizec Properties              COM              89687P107   288845 17764136 SH       SOLE                 13675565           4088571
                                                            267963 16479900 SH       DEFINED 01           16479900
                                                               779    47900 SH       OTHER                   47900
Vivendi Universal ADR          COM              92851S204   678087 24304200 SH       SOLE                 18774100           5530100
                                                            115559  4141900 SH       DEFINED 01            4141900
                                                              1228    44000 SH       OTHER                   44000
Walt Disney Company            COM              254687106   796392 31243300 SH       SOLE                 24670100           6573200
                                                            470673 18465000 SH       DEFINED 01           18465000
                                                              1173    46000 SH       OTHER                   46000
Waste Management, Inc.         COM              94106L109   716993 23392923 SH       SOLE                 17737423           5655500
                                                            311438 10161100 SH       DEFINED 01           10161100
                                                              1107    36132 SH       OTHER                   36132
Yum! Brands, Inc.              COM              988498101   698259 18760323 SH       SOLE                 15375323           3385000
                                                            457732 12298000 SH       DEFINED 01           12298000
                                                              1265    34000 SH       OTHER                   34000